Subsequent Events (Details Narrative) (10-K) - Subsequent Event [Member] - USD ($)				1 Months Ended
	Apr. 13, 2016	Mar. 15, 2016	Mar. 10, 2016	Apr. 29, 2016	Mar. 31, 2016	Mar. 29, 2016	Feb. 29, 2016
Subsequent Event [Line Items]
Received proceeds			$ 50,000
Common Stock [Member]
Subsequent Event [Line Items]
Conversion of stock, amount converted					$ 62,160		$ 62,160
Conversion of stock, shares					46,526,995		46,526,995
Shares issued, shares	6,343,677			4,524,285		3,588,452	2,631,579
Shares issued	$ 10,879			$ 7,702		$ 9,077	$ 5,000
Shares issued, price per share							$ 0.0027
Amendment, descriptions		Filed a registration statement on Form S-1 with the SEC on January 21, 2016 and Amendment No. 1 thereto on February 24, 2016, for registration of 350,000,000 shares of the Company's common stock under the Investment Agreement dated June 20, 2015 with Tangiers Investment Group, LLC. The registration statement, as amended, was declared effective by the SEC on March 15, 2016.